Commitments and Contingencies, Operating Leases (FY) (Details) - USD ($) $ in Thousands	5 Months Ended	7 Months Ended	12 Months Ended
	Jun. 10, 2020	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2019
Operating Leases [Abstract]
Rent expense	$ 634	$ 731	$ 1,209	$ 1,508
Sublease expiration date			Oct. 31, 2023
Sublease expiration date, option to extend			Apr. 29, 2026
Sublease income		$ 119	$ 656
Future Minimum Lease Commitments [Abstract]
2022			1,508
2023			1,696
2024			1,746
2025			1,799
Thereafter			605
Future minimum lease commitments			$ 7,354